UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-09835

Capital Growth Portfolio
 (Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482-8260
(registrant’s Telephone Number)

December 31
Date of Fiscal Year End

December 31, 2006
Date of Reporting Period

Item 1. Reports to Stockholders

Capital Growth Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 95.6%
Security	Shares	Value
Airlines — 0.0%
Allegiant Travel Co.(1)	598	$16,780
		$16,780
Biotechnology — 2.4%
Celgene Corp.(1)(2)	40,800	$2,347,224
Gilead Sciences, Inc.(1)	3,500	227,255
		$2,574,479
Building Products — 0.5%
Owens Corning, Inc.(1)(2)	18,500	$553,150
		$553,150
Capital Markets — 5.3%
E*Trade Financial Corp.(1)	129,500	$2,903,390
Goldman Sachs Group, Inc., (The)	5,600	1,116,360
TD Ameritrade Holding Corp.	95,000	1,537,100
		$5,556,850
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	17,100	$513,000
		$513,000
Communications Equipment — 2.1%
Research in Motion, Ltd.(1)	17,268	$2,206,505
		$2,206,505
Computer Peripherals — 1.5%
Apple Computer, Inc.(1)	18,400	$1,561,056
		$1,561,056
Construction & Engineering — 4.5%
Foster Wheeler, Ltd.(1)	86,500	$4,769,610
		$4,769,610
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	9,100	$945,581
		$945,581

Security	Shares	Value
Consumer Finance — 2.7%
CompuCredit Corp.(1)(2)	15,000	$597,150
First Marblehead Corp., (The)(2)	42,000	2,295,300
		$2,892,450
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc.(1)	4,700	$181,702
Capella Education Co.(1)	13,695	332,104
DeVry, Inc.	50,300	1,408,400
Laureate Education, Inc.(1)	2,100	102,123
		$2,024,329
Diversified Financial Services — 1.1%
Citigroup, Inc.	20,000	$1,114,000
		$1,114,000
Electrical Equipment — 0.8%
Solarworld AG	13,000	$809,315
		$809,315
Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.(2)	13,000	$1,039,220
Halliburton Co.	32,000	993,600
		$2,032,820
Food & Staples Retailing — 1.8%
Shoppers Drug Mart Corp.	20,900	$899,614
Susser Holdings Corp.(1)	55,509	999,162
		$1,898,776
Food Products — 1.0%
Pilgrim's Pride Corp.	37,000	$1,088,910
		$1,088,910
Health Care Equipment & Supplies — 1.2%
American Medical Systems Holdings, Inc.(1)	30,000	$555,600
Thoratec Corp.(1)	39,100	687,378
		$1,242,978

See notes to financial statements

Capital Growth Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Health Care Providers & Services — 4.0%
Caremark Rx, Inc.	29,600	$1,690,456
DaVita, Inc.(1)	10,400	591,552
Henry Schein, Inc.(1)(2)	19,400	950,212
Lincare Holdings, Inc.(1)	13,500	537,840
Quest Diagnostics, Inc.	7,600	402,800
		$4,172,860
Hotels, Restaurants & Leisure — 0.9%
Burger King Holdings, Inc.(1)	16,100	$339,710
Pinnacle Entertainment, Inc.(1)	18,000	596,520
		$936,230
Insurance — 1.1%
Admiral Group PLC	54,000	$1,157,812
		$1,157,812
Internet Software & Services — 6.6%
Ariba, Inc.(1)	74,000	$572,760
DealerTrack Holdings, Inc.(1)	22,500	661,950
Equinix, Inc.(1)(2)	17,820	1,347,548
Google, Inc., Class A(1)	9,479	4,364,890
		$6,947,148
IT Services — 3.1%
ExlService Holdings, Inc.(1)	4,000	$84,160
MasterCard, Inc., Class A(2)	11,500	1,132,635
MoneyGram International, Inc.	63,600	1,994,496
WNS Holdings, Ltd. ADR(1)	240	7,464
		$3,218,755
Media — 1.4%
Comcast Corp., Class A(1)	26,000	$1,100,580
Live Nation, Inc.(1)(2)	19,000	425,600
		$1,526,180
Metals & Mining — 7.5%
Aber Diamond Corp.	5,000	$183,450
Gammon Lake Resources, Inc.(1)	190,000	3,095,100
Goldcorp, Inc.(2)	93,930	2,671,369
Golden Star Resources, Ltd.(1)(2)	138,510	408,604
Miramar Mining Corp.(1)	158,700	717,324

Security	Shares	Value
Metals & Mining (continued)
Western Copper Corp.(1)	85,000	$87,651
Zinifex, Ltd.	48,000	706,455
		$7,869,953
Miscellaneous — 3.0%
iShares Russell 2000 Index Fund(2)	27,000	$2,108,430
iShares S&P SmallCap 600 Index Fund(2)	16,000	1,056,480
		$3,164,910
Multiline Retail — 2.4%
Big Lots, Inc.(1)	39,800	$912,216
Saks, Inc.(2)	93,000	1,657,260
		$2,569,476
Oil, Gas & Consumable Fuels — 7.2%
ConocoPhillips	15,000	$1,079,250
Goodrich Petroleum Corp.(1)(2)	12,000	434,160
Hess Corp.	63,900	3,167,523
SXR Uranium One, Inc.(1)(2)	214,060	2,943,164
		$7,624,097
Personal Products — 1.1%
Alberto-Culver Co.	8,500	$182,325
Herbalife, Ltd.(1)	24,408	980,225
		$1,162,550
Pharmaceuticals — 3.3%
Adams Respiratory Therapeutics, Inc.(1)	11,500	$469,315
Ipsen SA	9,500	440,581
Shire PLC ADR	41,300	2,550,688
		$3,460,584
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	30,864	$429,318
		$429,318
Semiconductors & Semiconductor Equipment — 6.2%
Applied Micro Circuits Corp.(1)	160,000	$569,600
Atheros Communications, Inc.(1)(2)	82,400	1,756,768
MEMC Electronic Materials, Inc.(1)	92,100	3,604,794
Solarfun Power Holdings Co., Ltd. ADR(1)	4,595	53,716

See notes to financial statements

Capital Growth Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.(1)	13,300	$536,522
Trina Solar, Ltd. ADR(1)(2)	1,470	27,783
		$6,549,183
Software — 1.7%
i2 Technologies, Inc.(1)(2)	76,503	$1,745,798
		$1,745,798
Specialty Retail — 1.9%
GameStop Corp., Class A(1)(2)	24,750	$1,363,973
OfficeMax, Inc.	13,300	660,345
		$2,024,318
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc.(1)(2)	3,248	$104,293
		$104,293
Thrifts & Mortgage Finance — 1.6%
BankUnited Financial Corp., Class A	21,000	$587,160
W Holding Co., Inc.(2)	176,220	1,050,271
		$1,637,431
Tobacco — 3.7%
Loews Corp. - Carolina Group	59,497	$3,850,646
		$3,850,646
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc.	4,700	$184,005
		$184,005
Wireless Telecommunication Services — 8.1%
NII Holdings, Inc., Class B(1)(2)	71,775	$4,625,181
Rogers Communications, Inc., Class B(2)	35,600	2,121,760
Tim Participacoes SA ADR(2)	51,480	1,782,238
		$8,529,179
Total Common Stocks (identified cost $75,319,239)		$100,665,315

Affiliated Investments — 34.8%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%(3)	31,954	$31,953,590
Investment in Cash Management Portfolio, 4.87%(3)	4,663	4,662,991
Total Affiliated Investments (at amortized cost, $36,616,581)		$36,616,581
Total Investments — 130.4% (identified cost $111,935,820)		$137,281,896
Other Assets, Less Liabilities — (30.4)%		$(32,000,874)
Net Assets — 100.0%		$105,281,022

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at December 31, 2006.

(3)  Affiliated investments investing in high quality U.S. dollar money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of December 31, 2006. The amount invested in the Eaton Vance cash Collateral Fund represents cash collateral received for securities on loan at December 31, 2006. Other assets, less liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2006

Assets
Unaffiliated investments, at value including $30,749,829 of securities on loan (identified cost, $75,319,239)	$100,665,315
Affiliated investments, at value (amortized cost, $36,616,581)	36,616,581
Dividends and interest receivable	176,049
Total assets	$137,457,945
Liabilities
Collateral for securities loaned	$31,953,590
Payable to affiliate for investment advisory fees	52,308
Payable to affiliate for Trustees' fees	2,208
Accrued expenses	168,817
Total liabilities	$32,176,923
Net Assets applicable to investors' interest in Portfolio	$105,281,022
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$79,934,962
Net unrealized appreciation (computed on the basis of identified cost)	25,346,060
Total	$105,281,022

Statement of Operations

For the Year Ended
December 31, 2006

Investment Income
Dividends (net of foreign taxes, $14,445)	$1,268,552
Interest	279,138
Security lending income, net	74,932
Interest income allocated from affiliated investment	33,081
Expenses allocated from affiliated investment	(2,963)
Total investment income	$1,652,740
Expenses
Investment adviser fee	$661,507
Trustees' fees and expenses	9,333
Custodian fee	88,475
Legal and accounting services	44,407
Miscellaneous	5,044
Total expenses	$808,766
Deduct — Reduction of investment adviser fee	$2,482
Total expense reductions	$2,482
Net expenses	$806,284
Net investment income	$846,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,857,052
Foreign currency transactions	(19,150)
Net realized gain	$10,837,902
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$8,560,621
Foreign currency	10
Net change in unrealized appreciation (depreciation)	$8,560,631
Net realized and unrealized gain	$19,398,533
Net increase in net assets from operations	$20,244,989

See notes to financial statements

Capital Growth Portfolio as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2006	Year Ended December 31, 2005
From operations — Net investment income	$846,456	$244,783
Net realized gain from investment transactions and foreign currency transactions	10,837,902	9,181,079
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,560,631	(5,466,640)
Net increase in net assets from operations	$20,244,989	$3,959,222
Capital transactions — Contributions	$9,533,505	$13,610,523
Withdrawals	(37,573,945)	(6,812,735)
Net increase (decrease) in net assets from capital transactions	$(28,040,440)	$6,797,788
Net increase (decrease) in net assets	$(7,795,451)	$10,757,010
Net Assets
At beginning of year	$113,076,473	$102,319,463
At end of year	$105,281,022	$113,076,473

See notes to financial statements

Capital Growth Portfolio as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2006	2005	2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses(1)	0.76%	0.75%	0.77%		0.73%	0.74%
Net investment income (loss)	0.80%	0.24%	(0.08)%		(0.45)%	(0.43)%
Portfolio Turnover	158%	222%	213%		240%	231%
Total Return	19.52%	3.32%	14.79	%(2)	31.99%	(25.17)%
Net assets, end of year (000's omitted)	$105,281	$113,076	$102,319		$88,195	$121,332

(1)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% of average daily net assets for the years ended December 31, 2006 and 2004 and equal to 0.01% of the average daily net assets for the year ended December 31, 2005).

(2)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

See notes to financial statements

Capital Growth Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2006, the Eaton Vance Balanced Fund held a 85.1% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral), both are affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral are valued at net asset value per share on the valuation date.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

Capital Growth Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees and are reported as a reduction of expenses in the Statement of Operations.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the year ended December 31, 2006, the fee was equivalent to 0.625% of the Portfolio's average daily net assets and amounted to $664,470. Effective May 1, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the year ended December 31, 2006, BMR waived $2,482 of its advisory fee. The advisory fee paid by the Portfolio is reduced by the Portfolio's allocable portion of the advisory fee paid by Cash Management. For the year ended December 31, 2006, the Portfolio's allocated portion of the advisory fee totaled $2,963. The advisory fee paid directly by the Portfolio amounted to $659,025. For the year ended December 31, 2006, the effective annual rate of investment advisory fees paid on a direct and indirect basis by the Portfolio, based on average net assets was 0.623%. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2006, no significant amounts have been deferred.

3  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio

Capital Growth Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. Cash Collateral invests in high quality money market instruments. Under the agreement, the Portfolio continues to earn interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on the collateral invested less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio offsets a portion of the interest income received and amounted to $855,044 and $13,189, respectively, for the year ended December 31, 2006. At December 31, 2006 the value of the securities loaned and the value of the collateral amounted to $30,749,829 and $31,953,590, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

4  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $158,834,694 and $184,529,894, respectively, for the year ended December 31, 2006.

5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal tax income tax basis, were as follows:

Aggregate cost	$113,765,497
Gross unrealized appreciation	$23,926,558
Gross unrealized depreciation	(410,159)
Net unrealized appreciation	$23,516,399

The net unrealized depreciation on foreign currency is $16.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2006.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Capital Growth Portfolio as of December 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Capital Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2006, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2007

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

 (a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal year ended December 31, 2005 and December 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/2005	12/31/2006

Audit Fees	$31,900	$34,900

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,825	$9,350

All Other Fees(3)	$0	$0

Total	$40,725	$44,250

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrants fiscal year ended December 31, 2005 and the fiscal year ended December 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	12/31/2005	12/31/2006

Registrant	$8,825	$9,350

Eaton Vance(1)	$61,422	$100,698

(1)             The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer
Date:	February 15, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date:	February 15, 2007